Current and long-term debt - Credit Agricole Credit Facility (Details) - Credit Agricole Credit Facility $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 72,000
Adjustments for write-off of unamortized discount	$ 500